Lease	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease
9.	Lease

The Group leases facilities for office, research and development center, and manufacturing facilities in PRC, Hong Kong and U.S. Lease terms vary based on the nature of operations and the market dynamics, however, all leased facilities are classified as operating leases with remaining lease terms between one and six years.

The total lease expenses under operating leases which included the short-term lease expenses for the years ended December 31, 2017 and 2018 were $917 and $1,494 , respectively. Total lease expense related to short-term leases was insignificant for the year ended December 31, 2019.

Supplemental information related to leases was as follows:

Year ended December 31, 2019
$
Operating fixed lease cost	3,245

Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2019
$
Cash paid for amounts included in measurement of lease liabilities	2,778
Noncash operating lease liabilities arising from obtaining operating right-of-use assets	10,876

The maturities of lease liabilities in accordance with Leases (Topic 842) in each of the next five years and thereafter as of December 31, 2019 were as follows:

Year ended December 31
$
2020	4,595
2021	3,910
2022	3,039
2023	1,333
2024	1,379
Thereafter	1,787
Total lease payments	16,043
Less: imputed interest	(715)
Present value of minimum operating lease payments	15,328

Weighted-average remaining lease terms and discount rates are as follows:

Year ended December 31, 2019
Weighted-average remaining lease term	4.4 years
Weighted-average discount rate	3.1%

The undiscounted future minimum payments under non-cancelable operating leases as of December 31, 2018, prior to the adoption of the Lease ASUs was as follows:

Year ended December 31
$
2019	2,169
2020	1,007
2021	164
2022 and thereafter	—
Total lease commitment	3,340